UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10077
                                                     ---------------------------

                             UBS Redwood Fund L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                            --------------------

                   Date of fiscal year end: December 31, 2003
                                            ------------------------------------

                     Date of reporting period: June 30, 2003
                                               ---------------------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                            UBS REDWOOD FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)




                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003

                            UBS REDWOOD FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)




                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003




                                    CONTENTS





Statement of Assets, Liabilities and Members' Capital ...................      1

Statement of Operations .................................................      2

Statements of Changes in Members' Capital ...............................      3

Notes to Financial Statements ...........................................      4

Schedule of Portfolio Investments .......................................     10

                                                        UBS REDWOOD FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $16,532,493)               $18,771,361
Cash and cash equivalents                                             12,576,422
Receivables:
  Investments sold, not settled                                       43,934,097
  Due from broker                                                      5,759,356
  Interest                                                                 7,121
Other assets                                                               1,314
--------------------------------------------------------------------------------

TOTAL ASSETS                                                          81,049,671
--------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value
    (proceeds of sales $14,820,122)                                   15,781,610
Payables:
  Investments purchased, not settled                                  23,867,181
  Professional fees                                                       81,481
  Withdrawals payable                                                     74,628
  Management fee                                                          40,372
  Administration fee                                                       5,221
  Other                                                                   32,712
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     39,883,205
--------------------------------------------------------------------------------

NET ASSETS                                                           $41,166,466
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                            $39,889,086
Accumulated net unrealized appreciation on investments                 1,277,380
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                     $41,166,466
--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.   1

                                                         UBS REDWOOD FUND, L.L.C
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                                          $    55,607
  Dividends                                                              12,237
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  67,844
--------------------------------------------------------------------------------

EXPENSES

  Management fee                                                        242,105
  Dividends                                                              67,430
  Professional fees                                                      59,508
  Interest                                                                8,441
  Custody fees                                                            7,937
  Administration fee                                                      7,555
  Miscellaneous                                                          18,133
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                          411,109
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (343,265)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
         FROM INVESTMENTS

  Net realized gain from investments                                  1,184,232
  Change in net unrealized appreciation/depreciation
     from investments                                                 1,149,276
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                     2,333,508
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                    $ 1,990,243
--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.   2

                                                        UBS REDWOOD FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                            MANAGING
                                                             MEMBER              MEMBERS               TOTAL
----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2002                       $ 1,058,162          $41,056,772         $ 42,114,934

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                            (557)            (584,456)            (585,013)
  Net realized gain from investments                           17,171            1,114,224            1,131,395
  Change in net unrealized
         appreciation/depreciation from investments           (81,050)          (3,806,128)          (3,887,178)
Incentive allocation                                           51,029                   --               51,029
----------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                              (13,407)          (3,276,360)          (3,289,767)
----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                             --            9,074,170            9,074,170
  Members' withdrawals                                       (128,510)          (7,942,627)          (8,071,137)
  Offering costs                                                 (427)             (20,455)             (20,882)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)  IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                   (128,937)           1,111,088              982,151
----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                       $ 915,818          $38,891,500         $ 39,807,318
----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                          (2,338)            (347,816)            (350,154)
  Net realized gain from investments                           27,530            1,149,814            1,177,344
  Change in net unrealized
         appreciation/depreciation from investments            27,034            1,115,351            1,142,385
Incentive allocation                                           20,668                   --               20,668
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                               72,894            1,917,349            1,990,243
----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                             --            1,165,925            1,165,925
  Members' withdrawals                                        (25,112)          (1,771,856)          (1,796,968)
  Offering costs                                                   (1)                 (51)                 (52)
----------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                    (25,113)            (605,982)            (631,095)
----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2003                           $ 963,599          $40,202,867         $ 41,166,466
----------------------------------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.   3

                                                        UBS REDWOOD FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

1.    ORGANIZATION

      UBS Redwood Fund, L.L.C. (formerly, UBS PW Redwood Fund, L.L.C.) (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of companies in the science and technology sectors in the United States. To a limited extent, the Fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADRs"). The Fund commenced operations on October 16, 2000.

      The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Redwood/Sequoia Management, L.L.C. (formerly, PW Redwood/Sequoia Management L.L.C.) (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

      The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA"), (formerly, PW Fund Advisor, L.L.C.) and each of Frontier Performance Advisers L.P. ("FPA") and Frontier Capital Management Company, L.L.C. ("FCM"). UBSFA is the Managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is an indirect wholly-owned  subsidiary  of UBS  AG.  The  Manager  is  registered  as an investment adviser under the Investment Advisers Act. Investment professionals employed by FCM will manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. FCM is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

      Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

      The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                        UBS REDWOOD FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES

      A.    PORTFOLIO VALUATION

      Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

      Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold not yet purchased, as reported by such exchanges. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

      Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

      The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Foreign denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk.

      B.    SECURITIES TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Discounts and premiums on debt securities are accreted/amortized to interest income/expense using the interest method. Realized gains and losses from security transactions are calculated on the identified cost basis.

                                                        UBS REDWOOD FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      C.    FUND COSTS

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Offering costs are charged to capital as incurred.

      D.    INCOME TAXES

      No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

      E.    CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

      F.    USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    MANAGEMENT FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS

      UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the fee is paid by UBSFA to FCM.

                                                        UBS REDWOOD FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

3.    MANAGEMENT FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS
      (CONTINUED)

      UBS Financial Services, Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

      The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the six months ended June 30, 2003, UBS FSI and its affiliates earned no brokerage commissions from portfolio transactions executed on behalf of the Fund.

      The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, upon a Member's withdrawal from the Fund and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2003 and the year ended December 31, 2002 was $20,668 and $51,029 respectively, and was recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of June 30, 2003 or for the year ended December 31, 2002, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

      Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2003 were $10,500.

      PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

      PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

                                                        UBS REDWOOD FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------
4.    SECURITIES TRANSACTIONS

      Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2003, amounted to $821,224,834 and $818,543,340, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $654,546,840 and $644,206,914, respectively, and purchases and sales of options amounting to $50,531,251 and $47,187,697, respectively. Net realized losses resulting from short positions was $1,701,879 for the six months ended June 30, 2003.

      At June 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2003, accumulated net unrealized appreciation on investments was $1,277,380, consisting of $2,444,237 gross unrealized appreciation and $1,166,857 gross unrealized depreciation.

5.    SHORT-TERM BORROWINGS

      The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2003, the Fund's average interest rate paid on borrowings was 2.09% per annum and the average borrowings outstanding were $812,946. The Fund had no borrowings outstanding at June 30, 2003.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

      In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

      Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

                                                        UBS REDWOOD FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

      Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

      During the six months ended June 30, 2003, the Fund did not trade any forward or futures contracts.

7.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:



                                                                                                                    PERIOD FROM
                                                                                                                    OCTOBER 16,
                                                                                                                       2000
                                                                                                                  (COMMENCE-MENT
                                                               SIX MONTHS                                         OF OPERATIONS)
                                                                  ENDED                                                THROUGH
                                                              JUNE 30, 2003       YEARS ENDED DECEMBER 31,          DECEMBER 31,
                                                               (UNAUDITED)          2002              2001               2000
                                                               -----------          ----              ----               ----
    Ratio of net investment loss to average net assets***        (1.70)%*           (1.28)%           (0.42%)          (6.39%)*
    Ratio of total expenses to average net assets***              2.04%*             2.00%             1.69%            8.40%*
    Portfolio turnover rate                                     650.73%            1,082.36%         388.31%           59.69%
    Total return**                                                4.08%             (7.82)%            4.73%          (12.04%)
    Average debt ratio***                                         2.00%              0.63 %            1.27%             N/A
    Net asset value at end of period                           $41,166,466        $39,807,318      $42,114,934       $25,580,935

    *      Annualized.
    **     Total  return  assumes a purchase of an  interest in the Fund on the first day and a sale of the Fund  interest on the last day of the period  noted,  after  Incentive  Allocation  to the  Manager,  and does not reflect the  deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
    ***    The average net assets used in the above ratios are calculated by adding any withdrawals  payable effective at the end of a period to the net assets for such period.

                                                        UBS REDWOOD FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

  SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------
             UNITED STATES OF AMERICA
             ------------------------
             INVESTMENTS IN SECURITIES (45.60%)
             ----------------------------------
             COMMON STOCK (41.24%)
             ---------------------
             AGRICULTURAL OPERATIONS (1.50%)
    28,000   Delta and Pine Land Co. (a)                          $    615,440
                                                                  ------------

             AUDIO/VIDEO PRODUCTS (0.0%)
       401   Vialta, Inc. *                                                132
                                                                  ------------

             COMPUTER AIDED DESIGN (1.47%)
    19,300   ANSYS, Inc. *                                             605,441
                                                                  ------------

             COMPUTER SERVICES (1.58%)
    40,600   PEC Solutions, Inc. *, (a)                                652,036
                                                                  ------------

             COMPUTERS (2.00%)
    25,900   Dell Computer Corp. *                                     824,656
                                                                  ------------

             COMPUTERS - MEMORY DEVICES (1.64%)
    89,900   Maxtor Corporation *, (a)                                 675,149
                                                                  ------------

             DECISION SUPPORT SOFTWARE (0.29%)
    30,900   Wind River Systems, Inc. *, (a)                           117,729
                                                                  ------------

             DISTRIBUTION/WHOLESALE (0.97%)
    14,900   Tech Data Corp. *                                         398,575
                                                                  ------------

             E-COMMERCE/PRODUCTS (1.09%)
    30,700   Overstock.com, Inc. *                                     446,992
                                                                  ------------

             E-COMMERCE/SERVICES (2.84%)
    72,900   ebookers Plc - Spons ADR *                              1,170,191
                                                                  ------------

             E-MARKETING/INFORMATION (0.49%)
    40,100   Digitas, Inc. *                                           200,901
                                                                  ------------

             ELECTRONIC COMPONENTS - SEMICONDUCTORS (5.39%)
    24,500   Artisan Components, Inc. *                                550,025
    23,400   Cree, Inc. *                                              380,250
    19,200   Microsemi Corp. *, (a)                                    305,664
     8,200   National Semiconductor Corp. *, (a)                       161,704
   132,800   PLX Technology, Inc. *, (a)                               531,200
    20,300   Semtech Corp. *, (a)                                      289,275
                                                                  ------------
                                                                     2,218,118
                                                                  ------------

             IDENTIFICATION SYSTEMS/DEVELOPMENT (0.67%)
    21,300   Symbol Technologies, Inc. (a)                             277,113
                                                                  ------------

             INTERNET SECURITY (0.72%)
    23,500   Network Associates, Inc. *                                297,980
                                                                  ------------

             LASERS - SYSTEM / COMPONENTS (0.83%)
    24,100   Rofin-Sinar Technologies, Inc. *                          340,533
                                                                  ------------


     The preceding notes are an integral part of these financial statements.  10

                                                        UBS REDWOOD FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

  SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             ------------------------
             MEDICAL - BIOMEDICAL/GENETICS (1.53%)
    23,100   Digene Corp. *                                       $    631,554
                                                                  ------------

             MEDICAL - DRUGS (4.02%)
    23,800   Bradley Pharmaceuticals, Inc. *                           392,700
    16,200   CIMA Labs, Inc. *                                         435,618
    26,000   ICN Pharmaceuticals, Inc.                                 435,760
    21,100   Schering-Plough Corp.                                     392,460
                                                                  ------------
                                                                     1,656,538
                                                                  ------------

             MEDICAL - GENERIC DRUGS (0.98%)
    18,700   Alpharma, Inc. - Class A (a)                              403,920
                                                                  ------------

             MEDICAL - HMO (4.03%)
   109,900   Humana, Inc. *, (a)                                     1,659,490
                                                                  ------------

             MEDICAL - HOSPITALS (1.03%)
    38,400   Province Healthcare Company *, (a)                        425,088
                                                                  ------------

             MEDICAL INSTRUMENTS (2.63%)
     7,400   Boston Scientific Corp. *, (a)                            452,140
    19,600   Edwards Lifesciences Corp. *                              629,944
                                                                  ------------
                                                                     1,082,084
                                                                  ------------

             PHARMACY SERVICES (0.73%)
    11,700   Caremark Rx, Inc. *, (a)                                  300,456
                                                                  ------------

             RADIO (1.05%)
    18,600   Emmis Communications Corp. *                              430,218
                                                                  ------------

             RETAIL - DRUG STORE (1.50%)
    22,000   CVS Corp. (a)                                             616,660
                                                                  ------------

             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (1.73%)
    29,000   Genesis Microchip, Inc. *                                 392,660
    13,200   Power Integrations, Inc. *, (a)                           320,892
                                                                  ------------
                                                                       713,552
                                                                  ------------

             TRANSPORTATION - AIR FREIGHT (0.53%)
    14,200   EGL, Inc. *, (a)                                          215,840
                                                                  ------------
             TOTAL COMMON STOCK (Cost $14,841,276)                  16,976,386
                                                                  ------------

 NUMBER OF
 CONTRACTS
----------
             PUT OPTIONS (4.36%)
             -------------------
             STOCK INDEX (4.36%)
     6,843   Nasdaq-100 Index Stock, 08/16/03, $30*                    855,375
       216   Standard & Poor Stock Index, 8/16/03, $1,005*             939,600
                                                                  ------------
                                                                     1,794,975
                                                                  ------------
             TOTAL PUT OPTIONS (Cost $1,691,217)                     1,794,975
                                                                  ------------
             INVESTMENTS IN SECURITIES (Cost $16,532,493)           18,771,361
                                                                  ------------

     The preceding notes are an integral part of these financial statements.  11

                                                        UBS REDWOOD FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

  SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------
             SECURITIES SOLD, NOT YET PURCHASED ((38.34)%)
             ---------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED ((38.34)%)
             -----------------------------------------------
             APPLICATIONS SOFTWARE ((0.54)%)
    10,700   SERENA Software, Inc. *                              $   (221,276)
                                                                  ------------

             AUDIO/VIDEO PRODUCTS ((1.32)%)
    44,800   Tivo, Inc. *                                             (541,632)
                                                                  ------------

             B2B/E-COMMERCE ((0.01)%)
     4,280   I2 Technologies, Inc. *                                    (4,323)
                                                                  ------------

             COMPUTERS - INTEGRATED SYSTEMS ((1.06)%)
    30,200   McDATA Corp. - Class B *                                 (437,296)
                                                                  ------------

             COMPUTERS - MEMORY DEVICES ((1.09)%)
    27,900   Network Appliance, Inc. *                                (448,632)
                                                                  ------------

             E-COMMERCE/PRODUCTS ((1.99)%)
    22,500   Amazon.com, Inc. *                                       (817,200)
                                                                  ------------

             ELECTRONIC COMPONENTS - SEMICONDUCTORS ((3.36)%)
    44,100   Amkor Technology, Inc. *                                 (580,356)
    34,300   Micron Technology, Inc. *                                (398,909)
    17,600   NVIDIA Corp. *                                           (403,216)
                                                                  ------------
                                                                    (1,382,481)
                                                                  ------------

             INDEXES ((20.32)%)
     9,800   Biotech HOLDRs Trust *                                 (1,207,850)
    22,800   DIAMONDS Trust, Series I *                             (2,049,948)
     2,100   Internet HOLDRs Trust *                                   (81,585)
    68,200   Nasdaq-100 Index Tracking Stock *                      (2,042,590)
    57,900   Semiconductor HOLDRs Trust *                           (1,634,517)
    42,800   Software HOLDRs Trust *                                (1,351,624)
                                                                  ------------
                                                                    (8,368,114)
                                                                  ------------

             INTERNET SECURITY ((2.02)%)
    42,600   Check Point Software Technologies Ltd. *                 (830,700)
                                                                  ------------

             NETWORKING PRODUCTS ((0.98)%)
    32,200   Juniper Networks, Inc. *                                 (401,534)
                                                                  ------------

             RADIO ((0.03)%)
     6,900   Sirius Satellite Radio, Inc. *                            (11,661)
                                                                  ------------

             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS ((1.02)%)
    12,300   Marvell Technology Group, Ltd. *                         (422,505)
                                                                  ------------

             SEMICONDUCTOR EQUIPMENT ((2.66)%)
    11,300   Novellus Systems, Inc. *                                 (414,145)
    40,100   Veeco Instruments, Inc. *                                (682,903)
                                                                  ------------
                                                                    (1,097,048)
                                                                  ------------

     The preceding notes are an integral part of these financial statements.  12

                                                        UBS REDWOOD FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

  SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             ------------------------------------------------
             TELECOMMUNICATIONS EQUIPMENT ((1.94)%)
    70,800   Tekelec *                                            $   (797,208)
                                                                  ------------
             TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
             (Proceeds $(14,820,122))                              (15,781,610)
                                                                  ------------
             SECURITIES SOLD, NOT YET PURCHASED
             (PROCEEDS $(14,820,122))                              (15,781,610)
                                                                  ------------
    TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
    NOT YET PURCHASED -- 7.26%                                       2,989,751
                                                                  ------------
    OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 92.74%           38,176,715
                                                                  ------------
    TOTAL NET ASSETS -- 100.00%                                   $ 41,166,466
                                                                  ============
*   Non-income producing securitiy
(a) Partially or wholly held ($6,040,260 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

     The preceding notes are an integral part of these financial statements.  13


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Redwood Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                            Mitchell Tanzman, Co-Chief Executive Officer
                            (principal executive officer)


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
         -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                          Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                      AUGUST 26, 2003
         -----------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                          Michael Mascis, Chief Financial Officer
                          (principal financial officer)

Date                      AUGUST 26, 2003
         -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.